Income Taxes - Reconciliation of liabilities associated with uncertain tax positions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income Tax Disclosure [Abstract]
Balance as of January 1,	¥ 26,131	$ 3,753	¥ 24,714	¥ 21,723
Increase related to current year tax positions	1,481	213	1,417	2,991
Balance as of December 31,	¥ 27,612	$ 3,966	¥ 26,131	¥ 24,714